Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Increased decreased valuation allowance	$ 6,900,000	$ 37,900,000
Annual internal revenue code pre ownership change utilized each year value	800,000
Tax credit carryforwards, research	5,086	12,087
Increased decreased unrecognized tax benefits	3,300,000	1,300,000
Ownership Change [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards not subject to expiration	31,900,000
Ownership Change [Member] | CANADA
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	250,000,000.0
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	366,000,000.0	346,300,000
Operating loss carryforwards not subject to expiration	355,300,000
Domestic Tax Jurisdiction [Member] | Ownership Change [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	35,200,000
Tax credit carryforwards, research	7,100,000
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards	$ 95,600,000	293,700,000
State and Local Jurisdiction [Member] | Research Tax Credit Carryforward [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Tax credit carryforward, amount		$ 9,200,000